UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2011

                    DATE OF REPORTING PERIOD: MARCH 31, 2011

ITEM 1.   SCHEDULE OF INVESTMENTS


The Advisors' Inner Circle Fund                             March 31, 2011
USFS Funds Limited Duration Government Fund                  (Unaudited)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 38.5%
--------------------------------------------------------------------------------

                                                 Face Amount     Value
                                                 ----------- -------------
Federal Home Loan Bank (FHLB)
    4.770%, 09/20/12                         $     1,046,379 $  1,098,719
    4.720%, 09/20/12                               1,147,150    1,197,158
    3.250%, 07/22/15 (A)                             500,000      483,820
    3.000%, 08/26/15 (A)                             500,000      477,293
    2.050%, 06/17/11 (A)                             750,000      752,125
    2.000%, 11/20/12 (A)                           1,000,000    1,003,267
    1.250%, 12/16/11 (A)                           1,000,000      998,100
    1.000%, 07/28/11 (A)                             500,000      501,433
    1.000%, 09/30/11 (A)                           1,000,000    1,001,042
    0.350%, 11/07/11                                 650,000      650,019
Federal Home Loan Mortgage Corp. (FHLMC)
    0.875%, 08/25/11 (A)                           2,000,000    1,998,408
    0.750%, 05/11/11 (A)                           5,000,000    4,991,805
    0.750%, 09/30/11 (A)                           2,000,000    1,998,748
    0.500%, 08/25/11 (A)                           3,000,000    3,000,489
Federal National Mortgage Association (FNMA)
    2.000%, 08/25/12 (A)                             500,000      484,567
    1.500%, 09/28/12 (A)                           1,000,000      983,359
    1.250%, 09/17/11 (A)                             550,000      542,755
                                                             -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $21,118,223)                                         22,163,107

--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION (SBA) -- 26.3%
--------------------------------------------------------------------------------
SBA
    7.125%, 06/25/24                                 53,258        57,086
    7.100%, 02/01/17                                 13,507        14,619
    5.250%, 06/25/14 (B)                              2,298         2,389
    4.265%, 05/25/14 (B)                            103,649       105,342
    3.875%, 02/25/25 (B)                             31,982        34,346
    3.625%, 07/25/16 (B)                             23,992        24,600
    3.625%, 10/25/24 (B)                             17,074        18,337
    3.625%, 10/25/25 (B)                             26,247        27,931
    3.375%, 09/25/25 (B)                             26,503        27,497
    3.125%, 07/25/21 (B)                              4,123         4,232
    3.125%, 06/25/25 (B)                             13,249        13,986
    2.575%, 11/25/14 (B)                            509,978       519,716
    2.000%, 06/25/31 (B)                          1,098,330     1,145,149
    1.750%, 03/25/31 (B)                          1,074,745     1,116,513
    1.625%, 04/25/16 (B)                              9,656         9,600
    1.625%, 10/25/18 (B)                             79,428        79,351
    1.400%, 09/25/32 (B)                            879,718       900,410
    1.375%, 07/25/17 (B)                             29,609        29,878
    1.375%, 09/25/17 (B)                              4,483         4,525
    1.250%, 10/25/13 (B)                            478,109       478,798
    1.250%, 01/25/14 (B)                              1,486         1,489
    1.250%, 03/25/17 (B)                              9,001         9,060
    1.250%, 11/25/17 (B)                            176,894       178,213
    1.250%, 12/25/17 (B)                            185,359       186,761
    1.250%, 02/25/18 (B)                            511,085       516,086
    1.250%, 04/25/18 (B)                            111,792       112,687
    1.250%, 05/25/18 (B)                            116,652       117,591
    1.250%, 06/25/19 (B)                             67,358        67,962
    1.250%, 07/25/25 (B)                            923,860       923,358
    1.125%, 03/25/13 (B)                             26,399        26,397
    1.000%, 08/25/18 (B)                            299,738       300,566
    1.000%, 09/25/21 (B)                            375,347       376,955
    1.000%, 11/25/24 (B)                            328,831       331,027
    1.000%, 10/25/31 (B)                          1,029,241     1,042,034
    0.950%, 01/25/19 (B)                             28,457        28,529

The Advisors' Inner Circle Fund                              March 31, 2011
USFS Funds Limited Duration Government Fund                      (Unaudited)

--------------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION (SBA) -- continued
--------------------------------------------------------------------------------

                                                 Face Amount/
                                                    Shares          Value
                                                  -----------     ----------
SBA -- continued
    0.875%, 10/25/21 (B)                  $          150,121    $   150,648
    0.875%, 01/25/25 (B)                             268,858        269,947
    0.800%, 05/25/18 (B)                           1,075,926      1,075,897
    0.750%, 11/25/20 (B)                             606,094        605,644
    0.740%, 03/25/25 (B)                             391,738        391,808
    0.720%, 04/25/28 (B)                             630,599        630,709
    0.700%, 02/25/30 (B)                             402,841        402,825
    0.625%, 01/25/27 (B)                             717,277        715,053
    0.625%, 03/25/30 (B)                             350,485        349,382
    0.600%, 09/25/30 (B)                             635,785        633,149
    0.570%, 09/25/31 (B)                             571,827        568,714
    0.570%, 11/25/31 (B)                             542,608        539,646
                                                                 ----------
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
    (Cost $15,043,708)                                           15,166,442

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.6%
--------------------------------------------------------------------------------
U.S. Treasury Notes
    2.125%, 02/29/16                               1,000,000         996,875
    1.250%, 03/15/14                               4,000,000       3,998,760
    1.000%, 07/15/13                               1,000,000       1,001,560
    0.750%, 08/15/13                               2,000,000       1,989,844
    0.500%, 11/15/13                               1,000,000         984,922
                                                                  ----------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $9,028,404)                                              8,971,961

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 11.4%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. (FHLMC)
    5.250%, 05/15/17                                 635,058        670,129
    4.000%, 04/01/14                                  73,800         75,849
    4.000%, 05/01/14                                 693,933        724,041
    4.000%, 10/15/16                                 207,916        211,580
Federal National Mortgage Association (FNMA)
    5.500%, 12/25/14                                 799,564        847,138
    4.500%, 05/01/14                                 360,969        372,610
    4.500%, 09/25/20                                 191,224        196,276
    0.785%, 03/25/27 (B)                           1,133,548      1,092,262
Government National Mortgage Association (GNMA)
    4.500%, 08/20/19                                 275,905        293,573
    4.000%, 12/15/18                                 269,478        283,987
National Credit Union Administration (NCUA)
    1.840%, 10/07/20                                 823,748        827,092
    1.600%, 10/29/20                                 963,956        939,908
                                                                 ----------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS
    (Cost $7,494,447)                                             6,534,445

--------------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 6.0%
--------------------------------------------------------------------------------
SEI Daily Income Trust Government Fund, Cl A,
    0.050% (C) (Cost $3,456,574)                    3,456,574      3,456,574
                                                              --- ----------
TOTAL INVESTMENTS-- 97.8%
    (Cost $56,141,356)                                        $   56,292,529
                                                              --- ----------
Percentages are based on Net Assets of $57,548,397.


+ At March 31, 2011, the tax basis cost of the Fund's investments was $56,141,356 and the unrealized appreciation and depreciation were $353,564 and ($202,391), respectively.

The Advisors' Inner Circle Fund                 March 31, 2011
USFS Funds Limited Duration Government Fund     (Unaudited)


(A) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2011. The coupon on a step bond changes on a specified date.

(B) Variable rate security - Rate disclosed is the rate in effect on March 31, 2011.

(C) The rate reported is the 7-day effective yield as of March 31, 2011.


Cl -- Class

The summary of inputs used as of March 31, 2011 in valuing the Fund's investments carried at fair value is as follows:

Investments in Securities              Level 1        Level 2    Level 3     Total
---------------------------------- --- ----------    ----------  -------  -------------
U.S. Government Agency Obligations $           -- $   22,163,107 $   --  $   22,163,107
Small Business Administration                  --     15,166,442     --      15,166,442
U.S. Treasury Obligations                      --      8,971,961     --       8,971,961
U.S. Government Agency
  Mortgage-Backed Obligations                  --      6,534,445     --       6,534,445
Short Term Investment                   3,456,574             --     --       3,456,574
                                   --- ---------- --- ---------- --- --- --- ----------
Total Investments in Securities    $    3,456,574 $   52,835,955 $   --  $   56,292,529
                                   === ========== === ========== === === === ==========

For the period ending March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

USF-QH-001-0300

The Advisors' Inner Circle Fund                    March 31, 2011
USFS Funds Tactical Asset Allocation Fund              (Unaudited)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 54.4%
--------------------------------------------------------------------------------

                                          Shares          Value
                                          --------      ----------
Financial Select SPDR                       30,380    $   498,536
SPDR S&P Dividend                           54,295      2,940,617
SPDR Trust Series 1                         42,840      5,676,728
Technology Select Sector SPDR                4,795        125,006
The Energy Select Sector SPDR                1,660        132,485
Ultra S&P 500 Proshares                     13,134        700,173
UltraPro S&P 500 Proshares                  33,402      2,662,473
Vanguard Emerging Markets                   21,100      1,032,212
                                                       ----------
TOTAL EXCHANGE TRADED FUNDS
    (Cost $11,271,487)                                 13,768,230

--------------------------------------------------------------------------------
COMMON STOCK -- 42.1%
--------------------------------------------------------------------------------
Consumer Discretionary -- 2.2%
Home Depot                                  15,000        555,900
                                                       ----------
Consumer Staples -- 9.4%
Altria Group (A)                            14,560        378,997
Coca-Cola                                    8,700        577,245
Flowers Foods                               18,800        511,924
Kimberly-Clark (A)                           7,600        496,052
Reynolds American                           11,550        410,371
                                                        ----------
                                                        2,374,589
                                                        ----------
Energy -- 3.0%
El Paso Pipeline Partners                   11,050        400,341
Energy Transfer Partners                     7,280        376,813
                                                        ----------
                                                          777,154
                                                        ----------
Financials -- 3.0%
HCP                                          9,980        378,641
Health Care REIT                             7,215        378,355
                                                        ----------
                                                          756,996
                                                        ----------
Health Care -- 1.9%
Bristol-Myers Squibb                        18,500        488,955
                                                        ----------
Industrials -- 4.4%
3M (A)                                       5,900        551,650
General Dynamics (A)                         7,400        566,544
                                                        ----------
                                                        1,118,194
                                                        ----------
Information Technology -- 4.1%
Automatic Data Processing (A)               11,000        564,410
Microsoft                                   18,500        469,160
                                                        ----------
                                                        1,033,570
                                                        ----------
Telecommunication Services -- 3.6%
CenturyLink                                  4,600        191,130
Frontier Communications                     41,920        344,583
Windstream                                  29,300        377,091
                                                        ----------
                                                          912,804
                                                        ----------
Utilities -- 10.5%
Duke Energy                                 19,790        359,189
Pinnacle West Capital                        8,650        370,134
Portland General Electric                   17,470        415,262
Progress Energy                              8,010        369,581
Southern                                     9,420        358,996
UIL Holdings                                12,850        392,182

The Advisors' Inner Circle Fund                                  March 31, 2011
USFS Funds Tactical Asset Allocation Fund                        (Unaudited)

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------
                                                          Shares/
                                                         Contracts        Value
                                                         ---------      --------
Utilities -- continued
Westar Energy                                              14,620    $   386,260
                                                                     -----------
                                                                       2,651,604
                                                                     -----------
TOTAL COMMON STOCK
    (Cost $9,767,675)                                                 10,669,766

--------------------------------------------------------------------------------
SHORT TERM INVESTMENT -- 2.4%
--------------------------------------------------------------------------------

SEI Daily Income Trust Government Fund, Cl A,
    0.050% (B) (Cost $604,010)                             604,010       604,010
                                                                        --------
TOTAL INVESTMENTS-- 98.9%
    (Cost $21,643,172)                                              $ 25,042,006

--------------------------------------------------------------------------------
WRITTEN OPTIONS (C) -- (0.4%)
--------------------------------------------------------------------------------

3M Call Option, Expires 04/16/11,
  Strike Price $95.00                                         (25)    $  (1,425)
Altria Group Call Option, Expires 06/18/11,
  Strike Price $25.00                                         (50)       (6,900)
Automatic Data Processing Call Option, Expires 05/21/11,
  Strike Price $50.00                                         (40)       (8,800)
General Dynamics Call Option, Expires 05/11/11,
  Strike Price $75.00                                         (25)       (8,000)
Kimberly Clark Call Option, Expires 07/16/11,
  Strike Price $67.50                                         (40)       (3,600)
SPDR S&P 500 ETF Call Option, Expires 04/16/11,
  Strike Price $130.00                                        (50)      (17,050)
SPDR S&P 500 ETF Call Option, Expires 04/16/11,
  Strike Price $131.00                                        (50)      (12,950)
SPDR S&P 500 ETF Call Option, Expires 04/16/11,
  Strike Price $132.00                                       (100)      (19,000)
SPDR S&P 500 ETF Call Option, Expires 04/16/11,
  Strike Price $133.00                                       (100)      (13,000)
SPDR S&P 500 ETF Call Option, Expires 04/16/11,
  Strike Price $136.00                                        (50)       (1,150)
                                                                     -----------
TOTAL WRITTEN OPTIONS
    (Premiums Received $65,489)                                       $ (91,875)
                                                                     -----------
Percentages are based on Net Assets of $25,310,308.


+ At March 31, 2011, the tax basis cost of the Fund's investments was $21,643,172 and the unrealized appreciation and depreciation were $3,446,882 and ($48,048), respectively.

(A) Underlying security for a written call option.
(B) The rate reported is the 7-day  effective yield as of March 31, 2011.
(C) Non-income  producing security.

Cl -- Class
ETF-- Exchange Traded Fund
REIT-- Real Estate Investment Trust
S&P-- Standard & Poor's
SPDR-- Standard & Poor's Depositary Receipt

The Advisors' Inner Circle Fund                              March 31, 2011
USFS Funds Tactical Asset Allocation Fund                    (Unaudited)

As of March 31, 2011, all of the Fund's investments and written options were considered Level 1 in accordance with ASC 820.

For the period ending March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

USF-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)                         /s/ Philip T. Masterson
                                                 -------------------------------
                                                 Philip T. Masterson
                                                 President

Date: May 31, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                           /s/ Philip T. Masterson
                                                   -----------------------------
                                                   Philip T. Masterson
                                                   President

Date: May 31, 2011


By (Signature and Title)                           /s/ Michael Lawson
                                                   -----------------------------
                                                   Michael Lawson
                                                   Treasurer, Controller & CFO

Date: May 31, 2011